UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6294

        Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen California Select Quality Municipal Fund, Inc. (NVC)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.5% (3.0% of Total Investments)

$4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus	6/12 at 100.00	Baa3	$ 3,985,779
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33

9,150	California Pollution Control Financing Authority, Sewerage and Solid Waste Disposal Facilities	12/06 at 101.00	A+	9,330,438
	Revenue Bonds, Anheuser-Busch Companies Inc., Series 1996, 5.750%, 12/01/30 (Alternative Minimum
	Tax)

3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,000,960
	Series 2003A-1, 6.750%, 6/01/39

	Education and Civic Organizations - 1.5% (1.1% of Total Investments)

5,125	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/22 -	9/09 at 101.00	AAA	5,344,401
	AMBAC Insured

	Energy - 2.8% (1.8% of Total Investments)

9,500	California Pollution Control Financing Authority, Exempt Facilities Revenue Bonds, Mobil Oil	12/06 at 102.00	AAA	9,914,580
	Corporation, Series 1996, 5.500%, 12/01/29 (Alternative Minimum Tax)

	Healthcare - 15.7% (10.3% of Total Investments)

1,750	ABAG Finance Authority for Non-Profit Corporations, California, Insured Revenue Bonds, Sansum-Santa	4/12 at 100.00	A	1,857,643
	Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

13,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	14,415,435
	Series 1999A, 6.125%, 12/01/30

545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,	1/05 at 102.00	AAA	548,662
	Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 - MBIA Insured

5,000	California Statewide Community Development Authority, Certificates of Participation Refunding, St.	7/07 at 102.00	AA-	5,131,100
	Joseph Health System, Series 1997, 5.125%, 7/01/17

14,000	California Statewide Community Development Authority, Certificates of Participation, Catholic	7/10 at 101.00	BBB+	15,540,140
	Healthcare West, Series 1999, 6.500%, 7/01/20

2,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Sherman Oaks Health	No Opt. Call	AAA	2,127,160
	System, Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

9,350	Loma Linda, California, Hospital Revenue Refunding Bonds, Loma Linda University Medical Center,	12/04 at 101.00	AAA	9,561,778
	Series 1993C, 5.375%, 12/01/22 - MBIA Insured

6,000	Madera County, California, Certificates of Participation, Valley Children's Hospital Project,	3/05 at 102.00	AAA	6,173,640
	Series 1995, 5.750%, 3/15/28 - MBIA Insured

1,050	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series 1997A,	12/07 at 102.00	BBB+	1,114,764
	5.450%, 12/01/10

	Housing/Single Family - 2.2% (1.5% of Total Investments)

645	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995A-2, 6.350%,	5/05 at 102.00	AAA	648,535
	8/01/15 (Alternative Minimum Tax)

255	California Housing Finance Agency, Single Family Mortgage Bonds, Mezzanine Series 1995B-2, 6.250%,	10/05 at 102.00	AAA	258,129
	8/01/14 (Alternative Minimum Tax) - AMBAC Insured

1,440	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995B-2, 6.250%,	10/05 at 102.00	AAA	1,448,928
	2/01/18 (Alternative Minimum Tax)

10,395	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2000T, 0.000%, 2/01/32	8/10 at 27.19	AAA	2,006,235
	(Alternative Minimum Tax) - MBIA Insured

3,560	Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy Program Single	4/05 at 102.00	AAA	3,651,955
	Family Mortgage Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative Minimum Tax)

	Industrials - 2.8% (1.8% of Total Investments)

4,720	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	4,760,734
	Management Inc., Series 2002B, 4.450%, 7/01/27 (Alternative Minimum Tax) (Mandatory put 7/01/05)

5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	5,169,250
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)

	Tax Obligation/General - 27.6% (18.1% of Total Investments)

	California, Various Purpose General Obligation Bonds, Series 2000:
4,700	5.625%, 5/01/22 - FGIC Insured	5/10 at 101.00	AAA	5,182,408
10,000	5.750%, 3/01/27 - MBIA Insured	3/10 at 101.00	AAA	10,924,100

	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	4,034,513
3,700	5.250%, 2/01/21	8/13 at 100.00	A	3,925,774
5,000	5.250%, 2/01/22	8/13 at 100.00	A	5,275,600
1,000	5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	1,070,700

	California, General Obligation Bonds, Series 2004:
3,800	5.000%, 2/01/21	2/14 at 100.00	A	3,954,280
3,700	5.125%, 4/01/25	4/14 at 100.00	A	3,816,069
1,850	5.200%, 4/01/26	4/14 at 100.00	A	1,912,216

1,880	Compton Community College District, Los Angeles County, California, General Obligation Bonds,	7/14 at 100.00	AAA	2,053,787
	Series 2004A, 5.250%, 7/01/20 - MBIA Insured

	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 - MBIA Insured	5/14 at 100.00	AAA	1,609,959
1,040	5.250%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	1,134,765

5,515	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2001E,	8/09 at 102.00	AAA	5,757,825
	5.000%, 8/01/25 - FGIC Insured

1,520	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	1,583,384
	2004, 5.000%, 8/01/23 - FGIC Insured

10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	AA	10,576,581

13,020	Los Angeles Unified School District, California, General Obligation Bonds, Series 1998B, 5.000%,	7/08 at 101.00	AAA	13,475,960
	7/01/23 - FGIC Insured

6,030	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	6,420,985
	7/01/25 - FGIC Insured

2,200	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2001,	8/08 at 101.00	AAA	2,279,200
	5.125%, 8/01/21 - FSA Insured

2,270	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds,	8/13 at 100.00	AAA	2,403,226
	Series 2003, 5.000%, 8/01/20 - FSA Insured

5,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	5,778,200
	7/01/20 - MBIA Insured

2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	2,084,560
	Bonds, Series 2003C, 5.000%, 8/01/22 - FGIC Insured

3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,918,973
	Bonds, Series 2003B, 5.000%, 8/01/22 - FSA Insured

	Tax Obligation/Limited - 30.0% (19.7% of Total Investments)

2,870	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series	10/13 at 100.00	AA	3,032,155
	2003, 5.500%, 10/01/23 - RAAI Insured

7,390	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	8,044,015

3,765	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	4,102,080
	East End, Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga
	State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A-	4,343,560
2,000	5.500%, 6/01/23	6/14 at 100.00	A-	2,147,660

1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	10/14 at 100.00	AAA	1,064,299
	School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 (WI, settling 12/07/04) -
	FSA Insured

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
2,000	5.625%, 6/01/33	6/13 at 100.00	A-	2,114,800
2,500	5.625%, 6/01/38	6/13 at 100.00	A-	2,625,700

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley	11/14 at 100.00	N/R	1,010,820
	Mobile Home Park, Series 2004A, 5.950%, 11/15/39

1,405	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	AAA	1,481,783
	Project, Series 2003A, 5.000%, 9/01/20 - AMBAC Insured

3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	AAA	3,148,500
	Series 2001, 5.000%, 9/01/21 - AMBAC Insured

3,510	Long Beach Bond Financing Authority, California, Lease Revenue and Refunding Bonds, Civic Center	10/07 at 102.00	AAA	3,550,330
	Project, Series 1997A, 5.000%, 10/01/27 - MBIA Insured

16,500	Los Angeles County Metropolitan Transportation Authority, California, Second Senior Lien	7/08 at 101.00	AAA	16,854,915
	Proposition C Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured

3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/10 at 101.00	AAA	3,162,540
	Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 - FGIC Insured

4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home Estates	12/10 at 102.00	N/R	4,954,155
	Project, Series 2000, 6.400%, 12/15/30

	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 - MBIA Insured	8/11 at 100.00	Aaa	2,172,421
3,000	5.000%, 8/01/26 - MBIA Insured	8/11 at 100.00	Aaa	3,044,820

2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	2,846,720
	Redevelopment Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured

3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office	4/08 at 101.00	AAA	3,696,207
	Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured

2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	2,460,690
	Series 2001, 5.250%, 8/01/18 - AMBAC Insured

1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/12 at 101.00	N/R	1,018,260
	Series 2004A, 5.500%, 8/15/24

130	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans, Series	2/05 at 100.00	N/R	130,720
	1991A, 8.000%, 2/01/18

1,680	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project Areas,	8/13 at 100.00	AAA	1,788,746
	Series 2003, 5.250%, 8/01/23 - MBIA Insured

2,000	San Francisco State Building Authority, California, Lease Revenue Bonds, San Francisco Civic Center	12/06 at 102.00	AAA	2,139,740
	Complex, Series 1996A, 5.250%, 12/01/16 - AMBAC Insured

10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/08 at 102.00	A	10,136,200
	Series 1998, 5.250%, 8/01/29

2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	2,302,806
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured

4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series	No Opt. Call	AAA	4,933,256
	2003, 5.000%, 6/01/17 - MBIA Insured

	Solano County, California, Certificates of Participation, Series 2002:
2,415	5.250%, 11/01/22 - MBIA Insured	11/12 at 100.00	AAA	2,565,865
1,625	5.250%, 11/01/23 - MBIA Insured	11/12 at 100.00	AAA	1,719,461

5,000	West Hollywood, California, Refunding Certificates of Participation, Series 1998, 5.000%, 2/01/25 -	2/08 at 102.00	AAA	5,113,150
	MBIA Insured

	Transportation - 18.6% (12.2% of Total Investments)

10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	8,092,560
	Series 1999, 0.000%, 1/15/29

8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	AAA	8,358,847
	5.000%, 1/01/35 - MBIA Insured

7,500	Los Angeles Harbors Department, California, Revenue Bonds, Series 1996, 6.200%, 8/01/25	8/06 at 101.00	AAA	7,970,475
	(Alternative Minimum Tax) - MBIA Insured

1,500	Orange County, California, Airport Revenue Refunding Bonds, John Wayne Airport, Series 2003,	7/13 at 100.00	AAA	1,595,145
	5.000%, 7/01/18 - FSA Insured

2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,117,820
	Project, Series 2003A, 5.000%, 8/15/20 - AMBAC Insured

8,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	8,492,800
	Tax) - FGIC Insured

20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	20,985,600
	Second Series 2000, Issue 25, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	5,359,350
	Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 - FGIC Insured

3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/12 at 100.00	AAA	3,856,680
	Airport, Second Series 2002,Issue 28A, 5.250%, 5/01/18 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 8.9% (5.8% of Total Investments)

3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North County	1/05 at 100.00	Aaa	3,470,010
	Recycling Center, Series 1991A, 6.750%, 7/01/17

1,500	California State Public Works Board, Lease Revenue Bonds, California State University System,	9/05 at 100.00	A3***	1,544,295
	Series 1995A, 6.000%, 9/01/15 (Pre-refunded to 9/01/05)

2,110	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	5/05 at 100.00	AAA	2,393,057
	Bonds, Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax)

	Southern California Metropolitan Water District, Water Revenue Bonds, Series 1997A:
2,105	5.000%, 7/01/26 (Pre-refunded to 1/01/08)	1/08 at 101.00	AAA	2,290,661
1,075	5.000%, 7/01/26 (Pre-refunded to 1/01/08)	1/08 at 101.00	AA+***	1,169,815
1,120	5.000%, 7/01/26 (Pre-refunded to 1/01/08)	1/08 at 101.00	AAA	1,218,784

1,705	Palm Springs Financing Authority, California, Tax Allocation Revenue Bonds, Agency Loans, Series	8/05 at 100.00	N/R***	1,759,338
	1991B, 6.800%, 8/01/11 (Pre-refunded to 8/01/05)

10,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	A***	11,519,200
	7/01/31 (Pre-refunded to 7/01/10)

4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	4,322,640
	10/01/32

2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project, Series	3/24 at 100.00	N/R***	2,221,560
	1999A, 5.750%, 3/15/29 (Pre-refunded to 3/15/24)

	Utilities - 21.8% (14.3% of Total Investments)

2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating System,	10/12 at 100.00	AAA	2,168,880
	Series 2002B, 5.250%, 10/01/18 - FSA Insured

1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,960,990
	Series 2004, 5.250%, 10/01/21 - MBIA Insured

10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	A+	12,165,597
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)

9,550	California Pollution Control Financing Authority, Revenue Bonds, Southern California Edison	12/04 at 100.00	A3	9,573,875
	Company, Series 1991, 6.900%, 12/01/17 (Alternative Minimum Tax)

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	2,741,575
9,750	5.125%, 5/01/18	5/12 at 101.00	A2	10,351,770

4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue	11/13 at 100.00	AAA	4,265,160
	Bonds, Series 2003, 5.250%, 11/01/23 - FSA Insured

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Refunding Bonds, Series	7/11 at 100.00	AAA	5,445,150
	2001A-2, 5.375%, 7/01/20 - MBIA Insured

1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,262,808
	5.000%, 7/01/21 - MBIA Insured

5,225	Los Angeles, California, Revenue Bonds, Sanitation Equipment Charge, Series 2001A, 5.250%, 2/01/18 -	2/11 at 100.00	AAA	5,649,218
	FSA Insured

1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%, 2/01/22 -	2/14 at 100.00	AAA	1,075,276
	AMBAC Insured

7,000	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	7,227,920
	2001, 6.850%, 9/01/36

2,630	Pasadena, California, Electric Revenue Bonds, Series 2002, 5.250%, 6/01/21 - MBIA Insured	6/12 at 100.00	AAA	2,817,151

4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q,	8/12 at 100.00	AAA	4,704,963
	5.250%, 8/15/19 - FSA Insured

3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series 2003-1A,	7/13 at 100.00	AAA	3,646,217
	5.000%, 7/01/20 - AMBAC Insured

3,060	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/15 -	1/13 at 100.00	AAA	3,301,312
	MBIA Insured

	Water and Sewer - 15.8% (10.4% of Total Investments)

1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 - AMBAC	6/14 at 100.00	AAA	1,226,226
	Insured

5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	5,462,200
	5.250%, 7/01/20 - MBIA Insured

7,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/28 - FGIC	6/08 at 101.00	AAA	7,080,500
	Insured

3,750	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,812,438
	5.000%, 10/01/29 - MBIA Insured

2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding Bonds,	No Opt. Call	AAA	2,890,342
	Series 2001, 5.500%, 12/01/20 - AMBAC Insured

17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series	11/11 at 100.00	AAA	18,214,059
	2001A, 5.000%, 11/01/24 - FSA Insured

	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 - MBIA Insured	4/13 at 100.00	AAA	2,302,256
2,960	5.250%, 10/01/20 - MBIA Insured	4/13 at 100.00	AAA	3,203,578

	Sweetwater Authority, California, Water Revenue Bonds, Series 2002:
2,800	5.500%, 4/01/19 - FSA Insured	4/10 at 101.00	AAA	3,079,188
9,055	5.000%, 4/01/22 - FSA Insured	4/10 at 101.00	AAA	9,383,969

$528,875	Total Long-Term Investments (cost $516,034,819) - 152.2%			546,620,940

	Other Assets Less Liabilities - 1.3%			4,545,816

	Preferred Shares, at Liquidation Value - (53.5)%			(192,000,000)

	Net Assets Applicable to Common Shares - 100%			$359,166,756

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $516,034,049.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$31,560,701
	Depreciation	(973,810)

	Net unrealized appreciation of investments	$30,586,891

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.